Basic and Diluted Earnings Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Common Share

NOTE 9. BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following table presents the computation of basic and diluted EPS:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands, except per share data)
Net income as reported	$2,771	$2,002	$7,465	$4,230
Less: Participated securities share of undistributed earnings	—	—	—	27

Net income available to common stockholders	$2,771	$2,002	$7,465	$4,203

Weighted average number of common shares—basic	9,792,032	7,279,178	8,673,106	7,218,147
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	568,269	286,061	421,585	286,061

Weighted average number of common shares—diluted	10,360,301	7,565,239	9,094,691	7,504,208

Basic earnings per common share	$0.28	$0.28	$0.86	$0.58

Diluted earnings per common share	$0.27	$0.26	$0.82	$0.56

Anti-dilutive warrants and stock options	7,246	261,475	78,490	261,475

NOTE 15. BASIC AND DILUTED EARNINGS PER COMMON SHARE, AS RESTATED

The following table presents the computation of basic and diluted EPS:

	Year Ended December 31,
	2017	2016 Restated
	(Dollars in thousands, except per share data)
Net income as reported	$4,753	$3,715
Less: Participated securities share of undistributed earnings	23	87

Net income available to common stockholders	$4,730	$3,628

Weighted average number of common shares—basic	7,233,783	7,065,243
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	286,161	140,466

Weighted average number of common shares—diluted	7,519,944	7,205,709

Basic earnings per common share	$0.65	$0.51

Diluted earnings per common share	$0.63	$0.50

Anti-dilutive warrants and stock options	261,225	294,475